Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000241955 [Member]
Shareholder Report [Line Items]
Fund Name	Morgan Dempsey Large Cap Value ETF
Class Name	Morgan Dempsey Large Cap Value ETF
Trading Symbol	MDLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to July 31, 2024 (the “Period”).

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.morgandempseyfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 15,866,197
Holdings Count | holding	37
Advisory Fees Paid, Amount	$ 34,663
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$15,866,197	Advisory Fees	$34,663
# of Portfolio Holdings	37	Portfolio Turnover Rate*	15%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Staples	14.2%
Utilities	13.0%
Health Care	12.5%
Energy	11.8%
Industrials	11.6%
Information Technology	7.0%
Communication Services	6.2%
Financials	6.0%
Materials	4.4%
Consumer Discretionary	3.4%
Real Estate	3.1%
Cash & Cash Equivalents	6.8%

TOP 10 HOLDINGS (as a % of Net Assets)
International Business Machines Corp.	4.1%
Lockheed Martin Corp.	3.8%
Exxon Mobil Corp.	3.7%
AT&T, Inc.	3.4%
WEC Energy Group, Inc.	3.2%
Pembina Pipeline Corp.	3.2%
Entergy Corp.	3.2%
Crown Castle, Inc.	3.1%
Citigroup, Inc.	3.1%
Coca-Cola Co.	3.1%